Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41817
Entity Registrant Name	VS MEDIA HOLDINGS LIMITED
Entity Central Index Key	0001951294
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3 International Business Park #03-29
Entity Address, Address Line Two	Nordic European Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	609927
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	VSME
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	55,013,689
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of VS MEDIA Holdings Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the years ended December 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025, 2024 and 2023, and the consolidated results of its operations and its cash flows for the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 International Business Park #03-29
Entity Address, Address Line Two	Nordic European Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	609927
City Area Code	+65
Local Phone Number	6518 4887
Contact Personnel Name	Mr. Eng Yong Julius Toh